BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Total bank and other borrowings	938,114	1,620,202	232,728
Comprised of:
Short-term	396,520	285,500	41,010
Long-term, current portion	44,068	42,939	6,168
	440,588	328,439	47,178
Long-term, non-current portion	497,526	1,291,763	185,550
	938,114	1,620,202	232,728

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt

	RMB	US$
Within one year	42,939	6,168
Between one and two years	118,905	17,080
Between two and three years	158,800	22,810
Between three and four years	184,432	26,492
Above four years	829,626	119,168
	1,334,702	191,718